Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2021
Cash and cash equivalents [Abstract]
Summary of Cash and Cash Equivalents

	December 31, 2020	June 30, 2021
Cash on hand	$1,709	$647
Deposits in banks	14,322,662	94,119,511

	$14,324,371	$94,120,158